Nature of Operations (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Feb. 13, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 30, 2022 USD ($)
Convertible note payable
Proceeds from common shares offering		$ 45,000
Minimum
Convertible note payable
Estimated cash requirements for Refinery expansion			$ 100,000
Maximum
Convertible note payable
Estimated cash requirements for Refinery expansion			105,000
2026 Notes
Convertible note payable
Minimum liquidity balance requirement		$ 7,500		$ 7,500
Convertible notes payable and financial derivative liability - convertible notes			$ 32,336
2026 Notes | Convertible note agreement
Convertible note payable
Repayments of convertible note	$ 36,000
2028 Notes | Convertible note agreement
Convertible note payable
Minimum liquidity balance requirement	2,000
Proceeds from convertible note payable	51,000
Net proceeds from convertible note after repayment of 2026 Notes and transaction costs	$ 14,000